Other Gain (Loss) - Schedule of Other Gain (Loss) (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Gain (Loss) [Abstract]
Exchange gain and loss, net	$ (36,468)	$ (4,687)	$ (122,803)	$ 53,200	$ 6,838	$ (100,288)